VP Flexible Bond Opportunities Portfolio (Prospectus Summary): | VP Flexible Bond Opportunities Portfolio
MainStay VP Flexible Bond Opportunities Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Flexible Bond Opportunities Portfolio

Supplement dated December 13, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for the MainStay VP Flexible Bond Opportunities Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

This Supplement Contains An Important Notice Regarding a Name Change and Changes to the Investment Objective and Principal Investment Strategies of MainStay VP Flexible Bond Opportunities Portfolio.

At a meeting of the Board of Trustees (“Board”) of the Trust on December 12, 2012, the Board approved: (1) a change to the name of the Portfolio; (2) changes to the inv estment objective; (3) modification to the principal investment strategies; and (4) the addition of new secondary benchmark indices. Accordingly, it is anticipated that the Prospectus will be revised as follows, effective May 1, 2013:

1.	All references to “MainStay VP Flexible Bond Opportunities Portfolio” will be changed to “MainStay VP Unconstrained Bond Portfolio.”

2. The Portfolio’s “Investment Objective” will be revised as follows:
The Portfolio seeks total return by investing primarily in domestic and foreign debt securities.
3. The “Principal Investment Strategies” will be revised as follows:

The Portfolio seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed income markets. The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The Portfolio may invest in both investment grade and non-investment grade fixed income securities. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Portfolio may invest without limitation in securities of foreign issuers, including emerging markets. The currency exposure of non-U.S. investments may or may not be hedged. The Portfolio may invest up to 15% of its net assets in equity securities.

The Portfolio intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Portfolio will not be constrained by portfolio management relative to an index. Because an unconstrained bond portfolio does not track a fixed income index, its performance may vary at times and demonstrate low correlation to traditional fixed income indices. In pursuing its investment objective, the Portfolio’s investment strategy is subject to market risk and shares may gain or lose value.

The average portfolio duration of this Portfolio will normally vary from 0 years to 7 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio may invest in derivatives, such as futures, options, forward commitments and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings or manage duration. The Portfolio may invest up to 15% of its total assets in swaps.

The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio's short positions, either direct short positions or through derivative transactions, such as credit default swaps or total return swaps, may aggregate up to 20% of the Portfolio’s net assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Investment Process: MacKay Shields LLC, the Portfolio’s Subadvisor, seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Portfolio's investments among the various bond market sectors based on current and projected economic and market conditions. The Portfolio may invest across bond market sectors, geographies and credit qualities.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.